Loans Payable - Schedule of Minimum Required Principal Payments (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Auto Loans [Member]
Schedule of Minimum Required Principal Payments [Line Items]
2026	$ 35,551	$ 36,121
2027	25,992	27,655
2028	9,831	16,462
Total	71,374	80,238
Building Loan [Member]
Schedule of Minimum Required Principal Payments [Line Items]
2026	84,612	83,868
2027	87,699	86,928
2028	90,654	89,785
Thereafter	2,487,656	2,511,064
Total	2,750,621	2,771,645
Business Loan [Member]
Schedule of Minimum Required Principal Payments [Line Items]
2026	203,013	181,087
2027	222,132	213,239
2028	261,572	251,099
2029	308,013	295,681
Thereafter	2,104,848	2,186,637
Total	$ 3,099,578	$ 3,127,743